CRITITAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
CRITITAL ACCOUNTING ESTIMATES AND JUDGEMENTS	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
The Company makes estimates and assumptions concerning the future. The resulting accounting estimates can, by definition, differ from the related actual results. The following are the accounting policies subject to judgments and estimation uncertainty that management believes could have a significant risk of causing material adjustments to the amounts recognized in the consolidated financial statements. Actual results could differ from these estimates and the differences may be material.

Significant estimates

Income taxes

The determination of the Company’s income and other tax liabilities requires interpretation of complex laws and regulations often involving multiple jurisdictions. Significant estimates are required in determining the Company’s consolidated income tax provision. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current tax and deferred tax provisions. Furthermore, deferred income tax balances are recorded using enacted or substantively enacted future income tax rates. Changes in enacted income tax rates are not within the control of management. However, any such changes in income tax rates may result in actual income tax amounts that may differ significantly from estimates recorded in deferred tax balances.

Valuation of rental properties

The fair values of single-family rental properties are typically determined using a combination of internal and external processes and valuation techniques according to the valuation policy as set out in Note 6. The valuation inputs are considered Level 3, as judgment is used in determining the weight to apply to inputs based on recent comparable-sales data information and whether adjustments are needed to account for unique characteristics of the assets. A change to these inputs could significantly alter the fair values of the rental properties.
Fair value of investments

The fair values of the Company’s investments in multi-family rental properties, Canadian residential developments, Canadian development properties and U.S. residential development associates (excluding THPAS Development JV-2 LLC) are determined using the valuation methodologies described in Notes 7, 8, 9 and 10. By their nature, these valuation techniques require the use of assumptions that are mainly based on market conditions existing at the end of each reporting period. Changes in the underlying assumptions could materially impact the determination of the fair value of a financial instrument. Imprecision in determining fair value using valuation techniques may affect the investment income recognized in a particular period.

Fair value of incentive plans and participation arrangements

Management is required to make certain assumptions and to estimate future financial performance in order to estimate the fair value of incentive plans and performance fees participation arrangements at each consolidated balance sheet date. The LTIP and the performance fees liability require management to estimate the net asset value of each Investment Vehicle and the corresponding changes in unrealized carried interests, which are updated on a quarterly basis. Changes in the underlying assumptions used to calculate the net asset value of each Investment Vehicle could materially impact the determination of the LTIP and the performance fees liability. Significant estimates and assumptions relating to such incentive plans and participation arrangements are disclosed in Notes 3, 31 and 32.

Significant judgments

Acquisition of rental properties

The Company’s accounting policies relating to rental properties are described in Note 3. In applying these policies, judgment is exercised in determining whether certain costs are additions to the carrying amount of a rental property and whether properties acquired are considered to be asset acquisitions or business combinations. Should the purchase meet the criteria of a business combination, then transaction costs such as appraisal and legal fees are expensed immediately and included in the consolidated statements of comprehensive income. If the purchase is an asset acquisition, transaction costs form part of the purchase price and earnings are not immediately affected.

Basis of consolidation

The consolidated financial statements of the Company include the accounts of Tricon and its wholly-owned subsidiaries, as well as entities over which the Company exercises control on a basis other than majority ownership of voting interests within the scope of IFRS 10. Judgment is applied in determining if an entity meets the criteria of control as defined in the accounting standard.

Investments in joint ventures and joint arrangements

The Company makes judgments in determining the appropriate accounting for investments in other entities. These judgments include determining the significant relevant activities and assessing the level of influence Tricon has over the activities through contractual arrangements. In addition, the Company also determines whether Tricon's rights and obligations are directly related to the assets and liabilities of the arrangement or to the net assets of the joint arrangement.

Discontinued operations

Note 5 describes the sale of the Company's 20% equity interest in Tricon US Multi-Family REIT LLC and the classification of its operating results as a discontinued operation in accordance with IFRS 5, Non-Current Assets Held for Sale and Discontinued Operations ("IFRS 5"). With the sale of the Company's remaining equity interest in Tricon U.S. Multi-Family REIT LLC, the Company recognized performance fee income of $99,865. Whether this performance fee income should also be classified as income from discontinued operations is a significant judgment.
The Company provides asset management services to third-party investors for which it earns performance fees as part of its private funds and advisory services business. Revenue from performance fees is typically earned and recognized towards the end of the life of an Investment Vehicle, upon the occurrence of an event that includes the repayment of investor capital and a predetermined rate of return. Under the asset management agreement within the Investment Vehicle, the Company had estimated the performance fee to be earned after five years. The Company continues to provide services to one of the primary investors through other Investment Vehicles.Management's assessment concluded that the performance fee income recognized from the exit of Tricon US Multi-Family REIT LLC forms part of the Company's continuing operations as the Company would have earned the fee at the end of the investment's life irrespective of the early exit. The Company maintains its private funds and advisory services as one of the main segments of the business.